10-K Property and Equipment, net - Summary (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,829,045	$ 1,659,366	$ 591,490
Less accumulated depreciation and amortization	(316,843)	(237,073)	(92,028)
Property and equipment, net	1,512,202	1,422,293	499,462
Computer
Property, Plant and Equipment [Line Items]
Total property and equipment	12,321	12,321	14,953
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	300,250	281,250	0
Machinery
Property, Plant and Equipment [Line Items]
Total property and equipment	562,106	523,050	50,910
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	105,614	105,614	132,575
Property and equipment, net		0
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 848,754	$ 737,131	$ 393,052